Annual Total Returns[BarChart] - PSF Small-Cap Value Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.77%)	16.06%	37.45%	4.94%	(5.36%)	25.45%	12.19%	(13.79%)	22.79%	1.90%